Annual Operating Expenses {- Fidelity High Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity High Income Fund - Fidelity High Income Fund
Jun. 29, 2022
Operating Expenses:
Management fee	0.54%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.70%